Loans - Additional information (Details) ¥ in Thousands						12 Months Ended
	Aug. 05, 2021 USD ($)	Apr. 30, 2021 USD ($)	Nov. 12, 2020 USD ($)	Nov. 12, 2020 CNY (¥)	Nov. 13, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2021 CNY (¥)	Aug. 05, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Nov. 12, 2020 CNY (¥)	Nov. 13, 2019 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loans						$ 2,172,766	$ 588,000
Repayment for loan						2,147,199	938,071	$ 87,800
Loan secured by an office property and land use right						1,000,000			¥ 6,850
Interest expenses						53,009	166,089	$ 0
Zhejiang Mintai Commercial Bank (Hangzhou Branch)
Short-term Debt [Line Items]
Short-term bank loans						2,172,766
Zhejiang Mintai Commercial Bank (Hangzhou Branch) | Nongyuan Network.
Short-term Debt [Line Items]
Short-term bank loans	$ 2,170,000									¥ 14,000
Maturity date	Jul. 05, 2022
Effective interest rate	7.056%									7.056%
Percentage of ownership interest	100.00%
Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term bank loans			$ 499,800				$ 588,000					¥ 3,400
Loan repaid			$ 88,200	¥ 600
Maturity date			May 10, 2021	May 10, 2021
Effective interest rate			6.09%									6.09%
Hangzhou United Rural Commercial Bank Co., Ltd. | Suyuan Agriculture
Short-term Debt [Line Items]
Short-term bank loans					$ 590,000								¥ 4,000
Maturity date					Nov. 12, 2020
Effective interest rate					6.09%								6.09%
China Resources Shenzhen Investment Trust Co., Ltd.
Short-term Debt [Line Items]
Long-term loan						142,264
China Resources Shenzhen Investment Trust Co., Ltd. | Farmmi Food
Short-term Debt [Line Items]
Long-term loan		$ 155,198				$ 142,264			¥ 900		¥ 1,000
Maturity date		Apr. 28, 2023
Effective interest rate		10.80%									10.80%